Derivative Financial Instruments - Gains and Losses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Derivative Instruments, Gain (Loss)
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Cost, Interest expense, Selling, general and administrative, Other (income) and expense	Cost, Interest expense, Selling, general and administrative, Other (income) and expense	Cost, Interest expense, Selling, general and administrative, Other (income) and expense
Recognized on Derivatives	$ (504)	$ (140)	$ (1,153)
Attributable to Risk Being Hedged	116	(13)	384
Gain (Loss) Recognized in Earnings and Other Comprehensive Income - Recognized in OCI	$ 1,747	$ (190)	$ 1,854
Derivative, Excluded Component, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Cost, Interest expense	Cost, Interest expense	Cost, Interest expense
Gain (Loss) Recognized in Earnings and Other Comprehensive Income - Reclassified from AOCI	$ (7)	$ 189	$ 400
Gain (Loss) Recognized in Earnings and Other Comprehensive Income - Amounts Excluded from Effectiveness Testing	32	98	64
Interest rate contracts | Cash Flow Hedging
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income - Recognized in OCI - Cash flow hedges	0	0	0
Foreign exchange contracts | Not Designated as Hedging Instrument, Economic Hedge
Derivative Instruments, Gain (Loss)
Recognized on Derivatives	(390)	(192)	(492)
Foreign exchange contracts | Cash Flow Hedging
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income - Recognized in OCI - Cash flow hedges	405	213	241
Gain (Loss) Recognized in Earnings and Other Comprehensive Income - Recognized in OCI - Amount excluded from the assessment of effectiveness	(16)	(6)	0
Gain (Loss) Recognized in Earnings and Other Comprehensive Income - Amounts Excluded from Effectiveness Testing	(77)	(29)	0
Foreign exchange contracts | Net Investment Hedging
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income - Recognized in OCI - Amount excluded from the assessment of effectiveness	4	0	0
Gain (Loss) Recognized in Earnings and Other Comprehensive Income - Recognized in OCI - Net investment hedges	1,354	(397)	1,613
Cost of financing | Interest rate contracts | Fair Value Hedging
Derivative Instruments, Gain (Loss)
Recognized on Derivatives	(41)	(17)	(73)
Attributable to Risk Being Hedged	19	(2)	85
Cost of financing | Interest rate contracts | Cash Flow Hedging
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income - Reclassified from AOCI	(2)	(3)	(4)
Cost of financing | Foreign exchange contracts | Cash Flow Hedging
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income - Reclassified from AOCI	(4)	(11)	(21)
Cost of financing | Foreign exchange contracts | Net Investment Hedging
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income - Amounts Excluded from Effectiveness Testing	18	22	14
Cost of services | Foreign exchange contracts | Cash Flow Hedging
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income - Reclassified from AOCI	22	(5)	24
Cost of sales | Foreign exchange contracts | Cash Flow Hedging
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income - Reclassified from AOCI	40	22	99
SG&A expense | Foreign exchange contracts | Cash Flow Hedging
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income - Reclassified from AOCI	16	12	38
SG&A expense | Equity contracts | Not Designated as Hedging Instrument, Economic Hedge
Derivative Instruments, Gain (Loss)
Recognized on Derivatives	135	153	(249)
Other (income) and expense | Foreign exchange contracts | Cash Flow Hedging
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income - Reclassified from AOCI	(48)	239	349
Other (income) and expense | Equity contracts | Not Designated as Hedging Instrument, Economic Hedge
Derivative Instruments, Gain (Loss)
Recognized on Derivatives	0	0	(83)
Interest expense | Interest rate contracts | Fair Value Hedging
Derivative Instruments, Gain (Loss)
Recognized on Derivatives	(208)	(83)	(257)
Attributable to Risk Being Hedged	97	(11)	299
Interest expense | Interest rate contracts | Cash Flow Hedging
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income - Reclassified from AOCI	(13)	(15)	(14)
Interest expense | Foreign exchange contracts | Cash Flow Hedging
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income - Reclassified from AOCI	(19)	(51)	(72)
Interest expense | Foreign exchange contracts | Net Investment Hedging
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income - Amounts Excluded from Effectiveness Testing	$ 91	$ 105	$ 50